ALLIANCE MUNICIPAL TRUST

-CONNECTICUT PORTFOLIO





SEMI-ANNUAL REPORT

DECEMBER 31, 1996

(UNAUDITED)







PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (UNAUDITED)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



PRINCIPAL

 AMOUNT

  (000)     SECURITY#                             YIELD         VALUE

------------------------------------------------------------------------

            MUNICIPAL BONDS-77.2%

            CONNECTICUT-67.0%

            AVON GO BAN

            Series '96

$   1,800   7/15/97                                3.75%    $  1,799,444

            BRANFORD GO

            FGIC

      725   2/15/97                                3.60          727,085

            CHESHIRE GO BAN

            Series '96

    4,000   8/08/97                                3.79        4,000,457

            CONNECTICUT DEVELOPMENT AUTHORITY

            (Bridgeport Hydraulic Co. Project)

            Series '95 AMT VRDN*

    1,000   4/01/35                                3.75        1,000,000

            CONNECTICUT DEVELOPMENT AUTHORITY

            (Independent Living)

            Series '90 VRDN*

    7,000   7/01/15                                3.90        7,000,000

            CONNECTICUT DEVELOPMENT AUTHORITY

            (Rand Whitney Project)

            Series '93 AMT VRDN*

    1,500   8/01/23                                3.80        1,500,000

            CONNECTICUT DEVELOPMENT AUTHORITY

            Res. Rec.: (Exeter

            Energy Project)

            Series '89B AMT VRDN*

    3,700   12/01/19                               4.25        3,700,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY IDR

            (International Ice Cream Project)

            Series '86 AMT VRDN*

    1,200   12/01/06                               3.70        1,200,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY IDR

            (Shelton Inn Ltd. Partnership)

            Series '86 AMT VRDN*

    3,900   12/01/11                               3.80        3,900,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY IDR

            (Zotos International Project)

            Series '84 VRDN*

    2,655   12/01/04                               3.75        2,655,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY PCR

            (Central Vermont Public Service)

            Series '85 VRDN*

    1,000   12/01/15                               3.40        1,000,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY PCR

            (Connecticut Light and Power Co.)

            Series '93A VRDN*

    2,800   9/01/28                                4.15        2,800,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY PCR

            (Connecticut Light and Power Co.)

            Series '93B AMT VRDN*

    4,300   9/01/28                                3.95        4,300,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY PCR

            (Connecticut Light and Power Co.)

            Series '96A AMT VRDN*

      600   5/01/31                                3.95          600,000

            CONNECTICUT DEVELOPMENT

            AUTHORITY PCR

            (Western Mass. Electric Co.)

            Series '93A VRDN*

    3,100   9/01/28                                3.90        3,100,000

            CONNECTICUT GO

    3,000   8/15/97                                3.80        3,017,124

            CONNECTICUT HEFA

            (Pomfret School Issue)

            Series '95A VRDN*

    1,000   7/01/24                                3.90        1,000,000

            CONNECTICUT HFA

            Housing Mortgage Finance Prog.

            Series A-2

      450   5/15/97                                3.75          451,857





1







PORTFOLIO OF INVESTMENTS (CONT.)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



PRINCIPAL

 AMOUNT

  (000)     SECURITY#                             YIELD          VALUE

------------------------------------------------------------------------

            CONNECTICUT HFA

            Housing Mortgage Finance Prog.

            Series D-1

$     700   5/15/97                                3.55%     $   701,140

            CONNECTICUT SPECIAL ASSESSMENT

            UNEMPLOYMENT COMPENSATION

            Series A

    3,000   5/15/97                                3.85        3,003,673

            CONNECTICUT SPECIAL ASSESSMENT

            UNEMPLOYMENT COMPENSATION

            Series '93C FGIC PPB*

    5,000   7/01/97                                3.90        5,000,000

            CONNECTICUT SPECIAL

            TAX OBLIGATION

            Series '90-1 VRDN*

    3,800   12/01/10                               4.00        3,800,000

            DANBURY GO BAN

    3,000   1/08/97                                3.47        3,000,297

            FAIRFIELD GO

            Series '96

      860   1/15/97                                3.45          860,817

            HARTFORD GO

            FSA

    1,250   12/15/97                               3.45        1,279,613

            NEW BRITAIN GO

            Series B MBIA

      400   3/01/97                                3.75          400,472

            NEW MILFORD BAN

            Series '96

    2,000   5/13/97                                3.45        2,000,841

            STAMFORD HFA MFHR

            (Morgan Street Project)

            Series '94 AMT VRDN*

    1,600   8/01/24                                4.10        1,600,000

            WATERBURY BOND

            Series '93 FGIC

      300   4/15/97                                3.45          300,622

            WILTON GO BAN

            Series '96

    1,500   8/21/97                                3.70        1,500,273

                                                             -----------

                                                              67,198,715



            NEWYORK-3.0%

            NEW YORK STATE LOCAL

            GOVERNMENT ASSIST. CORP.

            VRDN*

    3,000   7/01/24                                4.00        3,000,000



            PUERTO RICO-7.2%

            PUERTO RICO GO TRAN

            Series '97A

    2,600   7/30/97                                3.43        2,608,372

            PUERTO RICO HIGHWAY AND

            TRANSPORTATION AUTHORITY

            Series X VRDN*

    3,400   7/01/99                                3.75        3,400,000

            PUERTO RICO INDUSTRIAL, MEDICAL,

            HIGHER EDUCATION & ENVIRONMENT

            (Ana G. Mendez Educ. Foundation

            Feagm Project) VRDN*

    1,200   12/01/15                               4.10        1,200,000

                                                             -----------

                                                               7,208,372

            Total Municipal Bonds

            (amortized cost $77,406,671)                      77,407,087



            COMMERCIAL PAPER-15.2%

            CONNECTICUT-8.2%

            CONNECTICUT HEFA

            (Yale University) Series L

    2,500   4/01/97                                3.35        2,500,000

            CONNECTICUT HEFA

            (Yale University) Series P

    1,350   4/01/97                                3.35        1,350,000

            CONNECTICUT MUNICIPAL

            ELECTRIC ENERGY

            Cooperative Power Supply Systems

            Series '95A

    2,900   3/06/97                                3.30        2,900,000

            CONNECTICUT MUNICIPAL

            ELECTRIC ENERGY

            Cooperative Power Supply Systems

            Series '95A

    1,500   3/03/97                                3.35        1,500,000

                                                             -----------

                                                               8,250,000





2







ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



PRINCIPAL

 AMOUNT

  (000)     SECURITY#                             YIELD          VALUE

------------------------------------------------------------------------

            PUERTO RICO-7.0%

            PUERTO RICO GOVERNMENT

            DEVELOPMENT BANK

$   3,000   2/06/97                                3.55%    $  3,000,000

            PUERTO RICO GOVERNMENT

            DEVELOPMENT BANK

            Series '96

    2,000   3/10/97                                3.40        2,000,000

            PUERTO RICO GOVERNMENT

            DEVELOPMENT BANK

            Series '96

    2,000   4/01/97                                3.40        2,000,000

                                                            ------------

                                                               7,000,000



            Total Commercial Paper

            (amortized cost $15,250,000)                    $ 15,250,000



            TOTAL INVESTMENTS-92.4%

            (amortized cost $92,656,671)                      92,657,087

            Other assets less liabilities-7.6%                 7,650,030



            NET ASSETS-100%

            (offering and redemption

            price of $1.00 per share;

            100,336,293 shares outstanding)                 $100,307,117





#  All securities either mature or their interest rate changes in one year or less.



*  Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable

Rate Demand Notes.



Glossary of Terms:

AMT   Alternative Minimum Tax

BAN   Bond Anticipation Note

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance

GO    General ObligationPPBPeriodic Put Bond

HEFA  Health & Educational Facility Authority

HFA   Housing Finance Agency/Authority

IDR   Industrial Development Revenue

MBIA  Municipal Bond Investors Assurance

MFHR  Multi-Family Housing Revenue

PCR   Pollution Control Revenue

TRAN  Tax & Revenue Anticipation Note

VRDN  Variable Rate Demand Note



 See notes to financial statements.





3







STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996 (UNAUDITED)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



ASSETS

  Investments in securities, at value (cost $92,656,671)          $ 92,657,087

  Receivable for investments sold                                    7,400,000

  Interest receivable                                                  618,729

  Total assets                                                     100,675,816



LIABILITIES

  Due to custodian                                                     275,457

  Investment advisory fee payable                                       28,314

  Distribution fee payable                                              13,704

  Accrued expenses                                                      51,224

  Total liabilities                                                    368,699



NET ASSETS                                                        $100,307,117



COMPOSITION OF NET ASSETS

  Capital shares                                                  $100,336,293

  Accumulated net realized loss on investments                         (29,592)

  Net unrealized appreciation of investments                               416

                                                                  $100,307,117





See notes to financial statements.





4







STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



INVESTMENT INCOME

  Interest                                                          $1,757,330



EXPENSES

  Advisory fee (Note B)                                $ 252,244

  Distribution assistance and administrative

    service (Note C)                                     190,156

  Transfer agency (Note B)                                47,241

  Custodian fees                                          37,635

  Audit and legal fees                                    11,603

  Registration expense                                    10,169

  Printing                                                 6,779

  Trustees' fees                                           1,565

  Miscellaneous                                            4,139

  Total expenses                                         561,531

  Less: expense reimbursement and fee waiver            (157,941)      403,590

  Net investment income                                              1,353,740



UNREALIZED LOSS ON INVESTMENTS

  Net change in unrealized appreciation of investments                    (783)



NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,352,957





See notes to financial statements.





5







STATEMENTS OF CHANGES IN NET ASSETS

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



                                                 SIX MONTHS ENDED

                                                   DEC. 31, 1996    YEAR ENDED

                                                    (UNAUDITED)   JUNE 30, 1996

                                                   -------------  -------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

  Net investment income                            $  1,353,740    $ 2,415,694

  Net change in unrealized appreciation

    of investments                                         (783)         1,199

  Net increase in net assets from operations          1,352,957      2,416,893



DIVIDENDS TO SHAREHOLDERS FROM:

  Net investment income                              (1,353,740)    (2,415,694)



TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

  Net increase (Note E)                               4,495,429     19,820,540

  Total increase                                      4,494,646     19,821,739



NET ASSETS

  Beginning of period                                95,812,471     75,990,732

  End of period                                    $100,307,117    $95,812,471





See notes to financial statements.





6







NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996 (UNAUDITED)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



NOTE A: SIGNIFICANT ACCOUNTING POLICIES

Alliance Municipal Trust (the "Fund") is registered under the Investment

Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance

Municipal Trust-New York Portfolio, Alliance Municipal Trust-California

Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"),

Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia

Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio,

pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.



1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income.

Accretion of market discount is credited to unrealized gains.



2. TAXES

It is the Portfolio's policy to comply with the requirements of the Internal

Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable,

to its shareholders. Therefore, no provisions for federal income or excise taxes are required.



3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value.

Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996 are exempt from federal income taxes.

However, certain shareholders may be subject to the alternative minimum tax.



4. GENERAL

Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.



NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion;

and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted,

extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .80 of 1% of its average daily net assets. For the six months ended December 31, 1996, the reimbursement amounted to $107,492. The Portfolio compensates Alliance Fund

Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio.

Such compensation amounted to $25,415 for the six months ended December 31,

1996.





7







NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN

Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the  average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $126,122 of which $50,449 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended

December 31, 1996, such payments by the Portfolio amounted to $64,034 of which

$45,500 was paid to the Adviser.



NOTE D: INVESTMENT TRANSACTIONS

At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996,

the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in the year 2000, $16,849 expires in the year 2002 and $2,026 expires in the year 2003.



NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At December 31,

1996, capital paid-in aggregated $100,336,293. Transactions, all at $1.00 per share, were as follows:



                                             SIX MONTHS ENDED       YEAR ENDED

                                               DEC. 31, 1996         JUNE 30,

                                                (UNAUDITED)            1996

                                              ---------------    --------------

Shares sold                                      224,399,167       358,252,167

Shares issued on reinvestments of dividends        1,353,740         2,415,694

Shares redeemed                                 (221,257,478)     (340,847,321)

Net increase                                       4,495,429        19,820,540





8







ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



NOTE F: FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period.





                                             SIX MONTHS

                                                ENDED

                                             DECEMBER 31,                         YEAR ENDED JUNE 30,

                                                1996       --------------------------------------------------------------

                                             (UNAUDITED)       1996         1995         1994         1993         1992

                                            -------------  -----------  -----------  -----------  -----------  ----------


Net asset value, beginning of period           $1.00          $1.00        $1.00        $1.00        $1.00        $1.00



INCOME FROM INVESTMENT OPERATIONS

Net investment income                           .014           .028         .028         .017         .020         .033



LESS: DISTRIBUTIONS

Dividends from net investment income           (.014)         (.028)       (.028)       (.017)       (.020)       (.033)

Net asset value, end of period                 $1.00          $1.00        $1.00        $1.00        $1.00        $1.00



TOTAL RETURNS

Total investment return based on net

  asset value (a)                               2.70%(b)       2.88%        2.78%        1.71%        2.00%        3.35%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $100,307        $95,812      $75,991      $57,314      $56,224      $54,751

Ratio to net assets of:

  Expenses, net of waivers and                   .80%(b)        .80%         .80%         .77%         .70%         .58%

  Expenses, before waivers and

    reimbursements                              1.11%(b)       1.15%        1.21%        1.21%        1.16%        1.22%

  Net investment income (c)                     2.68%(b)       2.84%        2.77%        1.69%        1.97%        3.28%




(a)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.



(b)  Annualized.



(c)  Net of expenses reimbursed or waived by the Adviser.





9







ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

_______________________________________________________________________________



TRUSTEES

DAVE H. WILLIAMS, CHAIRMAN

JOHN D. CARIFA

SAM Y. CROSS

CHARLES H.P. DUELL

WILLIAM H. FOULK, JR.

ELIZABETH J. MCCORMACK

DAVID K. STORRS

SHELBY WHITE



OFFICERS

RONALD M. WHITEHILL, PRESIDENT

DREW BIEGEL, SENIOR VICE PRESIDENT

JOHN R. BONCZEK, SENIOR VICE PRESIDENT

KATHLEEN A. CORBET, SENIOR VICE PRESIDENT

ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT

WAYNE D. LYSKI, SENIOR VICE PRESIDENT

PATRICIA NETTER, SENIOR VICE PRESIDENT

RONALD R. VALEGGIA, SENIOR VICE PRESIDENT

DORIS T. CILIBERTI, VICE PRESIDENT

WILLIAM J. FAGAN, VICE PRESIDENT

JOSEPH R. LASPINA, VICE PRESIDENT

LINDA D. NEIL, VICE PRESIDENT

WILLIAM E. OLIVER, VICE PRESIDENT

RAYMOND J. PAPERA, VICE PRESIDENT

EDMUND P. BERGAN, JR., SECRETARY

MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER

JOSEPH J. MANTINEO, CONTROLLER



CUSTODIAN

STATE STREET BANK AND TRUST COMPANY

P.O. Box 1912

Boston, MA 02105



LEGAL COUNSEL

SEWARD & KISSEL

One Battery Park Plaza

New York, NY 10004



AUDITORS

MCGLADREY & PULLEN, LLP

555 Fifth Avenue

New York, NY 10017



TRANSFER AGENT

ALLIANCE FUND SERVICES, INC.

P.O. Box 1520

Secaucus, NJ 07096-1520



DISTRIBUTOR

ALLIANCE FUND DISTRIBUTORS, INC.

1345 Avenue of the Americas

New York, NY 10105





10







ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

1345 Avenue of the Americas, New York, NY 10105

Toll free 1 (800) 221-5672



YIELDS. For current recorded yield information on Alliance

Municipal Trust, call on a touch-tone telephone toll-free

(800) 251-0539 and press the following sequence of keys:

1 # 1 # 2 8 #



For non-touch-tone telephones, call toll-free (800) 221-9513



ALLIANCE CAPITAL



DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST

BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,

WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.



R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM

THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.



ACTSR

ALC28PR01